Information on Business Segments	9 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]	Note 6 – Information on Business Segments At December 31, 2015, the Company considered its business activities to constitute a single segment.